Business Segment and Geographical Information	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Business Segment and Geographical Information	Business Segment and Geographical Information
The geographical distribution of the Company’s segment measures for each of the quarters ended March 31, June 30 and September 30, 2025; March 31, June 30 and September 30, 2024; and March 31, June 30 and September 30, 2023 is as follows:

a) The distribution of revenue by geographical area was as follows:

	Three Months Ended March 31,
	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Ireland	$734,340	$607,286	$500,174
Rest of Europe	375,865	389,603	413,851
U.S.	672,424	808,364	843,666
Rest of World	232,691	238,001	208,117
Total	$2,015,320	$2,043,254	$1,965,808

	Three Months Ended June 30,			Six Months Ended June 30,
	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Ireland	$902,026	$627,500	$582,403	$1,636,366	$1,234,786	$1,082,577
Rest of Europe	360,070	383,199	373,460	735,935	772,802	787,311
U.S.	573,395	790,510	847,322	1,245,819	1,598,874	1,690,988
Rest of World	203,597	240,717	205,016	436,288	478,718	413,133
Total	$2,039,088	$2,041,926	$2,008,201	$4,054,408	$4,085,180	$3,974,009

	Three Months Ended September 30,			Nine Months Ended September 30,
	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Ireland	$801,771	$627,432	$582,839	$2,438,137	$1,862,218	$1,665,416
Rest of Europe	399,035	420,759	384,289	1,134,970	1,193,561	1,171,600
U.S.	649,040	755,383	830,934	1,894,859	2,354,257	2,521,922
Rest of World	234,569	238,369	242,252	670,857	717,087	655,385
Total	$2,084,415	$2,041,943	$2,040,314	$6,138,823	$6,127,123	$6,014,323
b) The distribution of income from operations by geographical area was as follows:

	Three Months Ended March 31,
	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Ireland	$163,378	$210,497	$156,422
Rest of Europe	36,843	53,197	59,690
U.S.	68,487	76,848	88,561
Rest of World	17,208	18,404	17,648
Sub-total	$285,916	$358,946	$322,321
Amortization of intangible assets	(58,946)	(116,498)	(114,678)
Total	$226,970	$242,448	$207,643

	Three Months Ended June 30,			Six Months Ended June 30,
	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Ireland	$199,606	$153,450	$231,085	$362,984	$363,947	$387,507
Rest of Europe	7,978	38,910	22,430	44,821	92,107	82,120
U.S.	72,234	61,861	56,251	140,721	138,709	144,812
Rest of World	10,178	19,236	5,419	27,386	37,640	23,067
Sub-total	$289,996	$273,457	$315,185	$575,912	$632,403	$637,506
Amortization of intangible assets	(59,057)	(116,489)	(114,617)	(118,003)	(232,987)	(229,295)
Total	$230,939	$156,968	$200,568	$457,909	$399,416	$408,211

	Three Months Ended September 30,			Nine Months Ended September 30,
	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)	2025 (As Restated)	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Ireland	$164,983	$228,554	$224,324	$527,967	$592,501	$611,831
Rest of Europe	51,040	55,194	56,569	95,861	147,301	138,689
U.S.	68,182	59,610	70,320	208,903	198,319	215,132
Rest of World	16,848	17,237	16,280	44,234	54,877	39,347
Sub-total	$301,053	$360,595	$367,493	$876,965	$992,998	$1,004,999
Amortization of intangible assets	(58,688)	(58,026)	(114,573)	(176,691)	(291,013)	(343,868)
Goodwill impairment	(364,248)	—	—	(364,248)	—	—
Impairment of non-financial assets	(101,027)	—	—	(101,027)	—	—
Total	$(222,910)	$302,569	$252,920	$234,999	$701,985	$661,131